Note 4 - Notes Payable and Line of Credit (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes Tables
Schedule of Debt [Table Text Block]
	As of June 30, 2021
Short-Term Notes Payable	Face Value	Discount	Carrying Value
0% Note Payable dated October 23, 2017 (Note 4)	$369,445	$-	$369,445
8% Line of Credit dated November 27, 2019 (Note 3)	485,000	-	485,000
8% Line of Credit dated July 24, 2020 (Note 4)	1,025,000	-	1,025,000
6% Convertible promissory notes payable (Note 5)	1,060,000	-	1,060,000
8% Convertible Secured Promissory Note dated February 28, 2019, as amended (Note 5)	1,111,863	-	1,111,863
6% Convertible notes payable due January 18, 2022 (Note 5)	325,000	(272,122)	52,878
Total short-term notes and convertible notes payable	4,376,308	(272,122)	4,104,186
Less: Notes payable classified as discontinued operations	(485,000)	-	(485,000)
Total short-term notes payable classified as continuing operations	$3,891,308	$(272,122)	$3,619,186

6% Convertible promissory notes payable due September 30, 2023 (Note 5)	197,000	(37,204)	159,796
6% Convertible note payable due December 31, 2023 (Note 5)	250,000	(103,919)	146,081
Total long-term notes payable classified as continuing operations	$447,000	$(141,123)	$305,877

	As of March 31, 2021
	Face Value	Discount	Carrying Value
0% Note Payable dated October 23, 2017 (Note 5)	$369,445	$-	$369,445
8% Line of Credit dated November 27, 2019 (Note 5)	485,000	-	485,000
8% Line of Credit dated July 24, 2020 (Note 5)	1,025,000	-	1,025,000
6% Convertible promissory notes payable (Note 6)	1,060,000	-	1,060,000
8% Convertible Secured Promissory Note dated February 28, 2019, as amended (Note 6)	1,111,863	-	1,111,863
6% Convertible notes payable due January 18, 2022 (Note 6)	325,000	(296,504)	28,496
Total short-term notes and convertible notes payable	4,376,308	(296,504)	4,079,804
Less: Notes payable classified as discontinued operations	(485,000)	-	(485,000)
Total short term notes and convertible notes payable classified as continuing operations	$3,891,308	$(296,504)	$3,594,804

6% Convertible promissory notes payable due September 30, 2023 (Note 6)	$197,000	$(40,561)	$156,439
6% Convertible note payable due December 31, 2023 (Note 6)	250,000	(114,029)	135,971
Total long term convertible notes payable classified as continuing operations	$447,000	$(154,590)	$292,410
	As of March 31, 2020
	Face Value	Discount	Carrying Value
0% Note Payable dated October 23, 2017 (Note 5)	$369,445	$(13,929)	$355,516
8% Line of Credit dated November 27, 2019 (Note 5)	480,000	-	480,000
6% Convertible promissory notes payable (Note 6)	1,257,000	(155,340)	1,101,660
8% Convertible Secured Promissory Note dated February 28, 2019, as amended (Note 6)	1,271,863	(409,481)	862,382
8% Convertible Promissory Note dated April 23, 2019 (Note 6)	2,765,000	(29,830)	2,735,170
Total short term notes and convertible notes payable	6,143,308	(608,580)	5,534,728
Less: Notes payable classified as discontinued operations	(480,000)	-	(480,000)
Total short term notes and convertible notes payable classified as continuing operations	$5,663,308	$(608,580)	$5,054,728